UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)
As of 12/31/2006
12/29/2006 Prices

UPRIGHT GROWTH FUND

615 West Mt. Pleasant Ave
Livingston, NJ 07039

		Current
Description	Quantity	Value	Weight

Equities

Biotechnology
Amgen Incorporated*	5,100	$348,381	4.40%
Forbes Medi-Tech Inc*	35,000	25,312	0.30%
		$373,693	4.70%

Building Industry
Champion Enterprises Inco*	3,000	$28,080	0.40%

Computer
Dell Inc*	6000	$150,540	1.90%
Apple Computer Inc	1000	84,840	1.10%
		$235,380	3.00%

Diversified Company
General Electric Company	2,000	$74,420	0.90%
Manitowoc Company Inc.	5,500	326,865	4.10%
Tyco Intl Ltd New	6,000	182,400	2.30%
		$583,685	7.30%

Electronic
Corning Inc	10,000	$187,100	2.30%
Entegris	6000	64,920	0.80%
Omnivision Technologies I*	6,500	88,725	1.10%
Sanmina Corp*	23,450	80,903	1.00%
Vishay Intertechnology*	29,000	392,660	4.90%
Vitesse Semiconductor Cp*	25,000	21,625	0.30%
		$835,933	10.40%

Energy
EL Paso Corporation	2,000	$30,560	0.40%

Financial Service
Citigroup Inc	2,000	$111,400	1.40%

Healthcare
Unitedhealth Group Inc	10,300	$553,419	6.90%

Industrail Service
Allied Waste Industries	3,000	$36,870	0.50%

Internet
Google Inc	900	$414,432	5.20%

Leisure	3000	$95,700	1.20%
Burnswick Corp

Medical
Biovail Corp	14,000	$296,240	3.70%
Merck & Co Inc	6,000	261,600	3.30%
Pfizer Incorporated	25,000	647,500	8.10%
Stemcells Inc*	10,000	26,500	0.30%
		$1,231,840	15.40%

Networks
Cisco Systems Inc*	1,900	$51,927	0.60%

Retail
Petsmart Inc	2,000	$57,720	0.70%
Timberland Co	1,000	31,580	0.40%
		$89,300	1.10%

Semiconductor
Applied Materials Inc	5,000	92,250	1.20%
Conexant Systems Inc	30,000	61,200	0.80%
Integrated Device Tech*	23,000	356,040	4.40%
Intel Corp	12,000	243,000	3.00%
Micron Technology Inc	21,000	293,160	3.60%
Lsi Logic Corp*	29,000	261,000	3.30%
Silcon Motion Technology*	6,000	95,220	1.20%
Taiwan Semiconductor Adrf	9,869	107,868	1.30%
Texas Instruments Inc	3,500	100,800	1.30%
		$1,610,538	20.10%

Software & Services
Oracle Corporation*	10,000	171,400	2.10%

Storage Technology
E M C Corp Mass*	16,000	$211,200	2.60%
Komag Inc	5000	189,400	2.40%
Network Appliance Inc*	4,000	157,120	2.00%
Sandisk Corp*	13,500	580,905	7.20%
		$1,138,625	14.20%

Telecommunication
Directv Group Inc	8,000	$199,520	2.50%
Nokia Corp Spon Adr	7,000	142,240	1.80%
Utstarcom Inc*	3,000	26,250	1.10%
		$368,010	4.60%

Total Common Stocks
		$7,960,792	99.50%

Cash and Money Funds
CASH		374,74	0.50%
		$7,998,266	100.00%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,128,811 amounted to $831,990 which consisted of aggregate gross unrealized appreciation of $1,256,425 and aggregate gross unrealized depreciation of ($424,435).

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 7, 2007

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: February 7, 2007

* Print the name and title of each signing officer under his or her signature.